Distribution Date:	10/18/21	UBS Commercial Mortgage Trust 2018-C10
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C10

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90276FAS3	3.184700%	21,314,000.00	8,494,682.96	469,764.12	22,544.18	0.00	0.00	492,308.30	8,024,918.84	30.56%	30.00%
A-2	90276FAT1	3.559200%	23,134,000.00	23,134,000.00	0.00	68,615.44	0.00	0.00	68,615.44	23,134,000.00	30.56%	30.00%
A-SB	90276FAU8	4.212500%	34,712,000.00	34,712,000.00	0.00	121,853.58	0.00	0.00	121,853.58	34,712,000.00	30.56%	30.00%
A-3	90276FAV6	4.048400%	195,000,000.00	195,000,000.00	0.00	657,865.00	0.00	0.00	657,865.00	195,000,000.00	30.56%	30.00%
A-4	90276FAW4	4.313400%	237,135,000.00	237,135,000.00	0.00	852,381.76	0.00	0.00	852,381.76	237,135,000.00	30.56%	30.00%
A-S	90276FAZ7	4.494400%	41,086,000.00	41,086,000.00	0.00	153,880.77	0.00	0.00	153,880.77	41,086,000.00	24.83%	24.38%
B	90276FBA1	4.695600%	33,782,000.00	33,782,000.00	0.00	132,188.97	0.00	0.00	132,188.97	33,782,000.00	20.12%	19.75%
C	90276FBB9	5.087008%	37,434,000.00	37,434,000.00	0.00	158,689.21	0.00	0.00	158,689.21	37,434,000.00	14.90%	14.63%
D	90276FAC8	3.000000%	31,956,000.00	31,956,000.00	0.00	79,890.00	0.00	0.00	79,890.00	31,956,000.00	10.44%	10.25%
D-RR	90276FAF1	5.087008%	11,869,000.00	11,869,000.00	0.00	50,314.75	0.00	0.00	50,314.75	11,869,000.00	8.78%	8.63%
E-RR	90276FAH7	5.087008%	20,087,000.00	20,087,000.00	0.00	85,152.27	0.00	0.00	85,152.27	20,087,000.00	5.98%	5.88%
F-RR	90276FAK0	5.087008%	9,130,000.00	9,130,000.00	0.00	38,703.65	0.00	0.00	38,703.65	9,130,000.00	4.71%	4.63%
NR-RR	90276FAM6	5.087008%	33,782,806.00	33,782,806.00	0.00	208,076.94	0.00	0.00	208,076.94	33,782,806.00	0.00%	0.00%
Z	90276FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276FAQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			730,421,806.00	717,602,488.96	469,764.12	2,630,156.52	0.00	0.00	3,099,920.64	717,132,724.84

Notional Certificates
X-A	90276FAX2	0.938537%	511,295,000.00	498,475,682.96	0.00	389,864.82	0.00	0.00	389,864.82	498,005,918.84
X-B	90276FAY0	0.334548%	112,302,000.00	112,302,000.00	0.00	31,308.69	0.00	0.00	31,308.69	112,302,000.00
X-D	90276FAA2	2.087008%	31,956,000.00	31,956,000.00	0.00	55,577.02	0.00	0.00	55,577.02	31,956,000.00
Notional SubTotal			655,553,000.00	642,733,682.96	0.00	476,750.53	0.00	0.00	476,750.53	642,263,918.84

Deal Distribution Total					469,764.12	3,106,907.05	0.00	0.00	3,576,671.17

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276FAS3	398.54944919	22.04016703	1.05771699	0.00000000	0.00000000	0.00000000	0.00000000	23.09788402	376.50928216
A-2	90276FAT1	1,000.00000000	0.00000000	2.96599983	0.00000000	0.00000000	0.00000000	0.00000000	2.96599983	1,000.00000000
A-SB	90276FAU8	1,000.00000000	0.00000000	3.51041657	0.00000000	0.00000000	0.00000000	0.00000000	3.51041657	1,000.00000000
A-3	90276FAV6	1,000.00000000	0.00000000	3.37366667	0.00000000	0.00000000	0.00000000	0.00000000	3.37366667	1,000.00000000
A-4	90276FAW4	1,000.00000000	0.00000000	3.59450001	0.00000000	0.00000000	0.00000000	0.00000000	3.59450001	1,000.00000000
A-S	90276FAZ7	1,000.00000000	0.00000000	3.74533345	0.00000000	0.00000000	0.00000000	0.00000000	3.74533345	1,000.00000000
B	90276FBA1	1,000.00000000	0.00000000	3.91300012	0.00000000	0.00000000	0.00000000	0.00000000	3.91300012	1,000.00000000
C	90276FBB9	1,000.00000000	0.00000000	4.23917321	0.00000000	0.00000000	0.00000000	0.00000000	4.23917321	1,000.00000000
D	90276FAC8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90276FAF1	1,000.00000000	0.00000000	4.23917348	0.00000000	0.00000000	0.00000000	0.00000000	4.23917348	1,000.00000000
E-RR	90276FAH7	1,000.00000000	0.00000000	4.23917310	0.00000000	0.00000000	0.00000000	0.00000000	4.23917310	1,000.00000000
F-RR	90276FAK0	1,000.00000000	0.00000000	4.23917306	0.00000000	0.00000000	0.00000000	0.00000000	4.23917306	1,000.00000000
NR-RR	90276FAM6	1,000.00000000	0.00000000	6.15925569	(1.92008236)	14.59676855	0.00000000	0.00000000	6.15925569	1,000.00000000
Z	90276FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276FAX2	974.92774809	0.00000000	0.76250466	0.00000000	0.00000000	0.00000000	0.00000000	0.76250466	974.00897494
X-B	90276FAY0	1,000.00000000	0.00000000	0.27879014	0.00000000	0.00000000	0.00000000	0.00000000	0.27879014	1,000.00000000
X-D	90276FAA2	1,000.00000000	0.00000000	1.73917324	0.00000000	0.00000000	0.00000000	0.00000000	1.73917324	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	22,544.18	0.00	22,544.18	0.00	0.00	0.00	22,544.18	0.00
A-2	09/01/21 - 09/30/21	30	0.00	68,615.44	0.00	68,615.44	0.00	0.00	0.00	68,615.44	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	121,853.58	0.00	121,853.58	0.00	0.00	0.00	121,853.58	0.00
A-3	09/01/21 - 09/30/21	30	0.00	657,865.00	0.00	657,865.00	0.00	0.00	0.00	657,865.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	852,381.76	0.00	852,381.76	0.00	0.00	0.00	852,381.76	0.00
X-A	09/01/21 - 09/30/21	30	0.00	389,864.82	0.00	389,864.82	0.00	0.00	0.00	389,864.82	0.00
X-B	09/01/21 - 09/30/21	30	0.00	31,308.69	0.00	31,308.69	0.00	0.00	0.00	31,308.69	0.00
A-S	09/01/21 - 09/30/21	30	0.00	153,880.77	0.00	153,880.77	0.00	0.00	0.00	153,880.77	0.00
B	09/01/21 - 09/30/21	30	0.00	132,188.97	0.00	132,188.97	0.00	0.00	0.00	132,188.97	0.00
C	09/01/21 - 09/30/21	30	0.00	158,689.21	0.00	158,689.21	0.00	0.00	0.00	158,689.21	0.00
X-D	09/01/21 - 09/30/21	30	0.00	55,577.02	0.00	55,577.02	0.00	0.00	0.00	55,577.02	0.00
D	09/01/21 - 09/30/21	30	0.00	79,890.00	0.00	79,890.00	0.00	0.00	0.00	79,890.00	0.00
D-RR	09/01/21 - 09/30/21	30	0.00	50,314.75	0.00	50,314.75	0.00	0.00	0.00	50,314.75	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	85,152.27	0.00	85,152.27	0.00	0.00	0.00	85,152.27	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	38,703.65	0.00	38,703.65	0.00	0.00	0.00	38,703.65	0.00
NR-RR	09/01/21 - 09/30/21	30	555,630.16	143,211.17	0.00	143,211.17	(64,865.77)	0.00	0.00	208,076.94	493,119.80
Totals			555,630.16	3,042,041.28	0.00	3,042,041.28	(64,865.77)	0.00	0.00	3,106,907.05	493,119.80

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,576,671.17
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,055,143.30	Master Servicing Fee	5,716.63
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,444.84
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	299.00
ARD Interest	0.00	Operating Advisor Fee	1,148.16
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.32
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,055,143.30	Total Fees	13,101.95

Principal		Expenses/Reimbursements
Scheduled Principal	469,764.12	Reimbursement for Interest on Advances	73.57
Unscheduled Principal Collections		ASER Amount	(89,939.34)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	469,764.12	Total Expenses/Reimbursements	(64,865.77)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,106,907.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	469,764.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,576,671.17
Total Funds Collected	3,524,907.42	Total Funds Distributed	3,524,907.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	717,602,489.78	717,602,489.78	Beginning Certificate Balance	717,602,488.96
(-) Scheduled Principal Collections	469,764.12	469,764.12	(-) Principal Distributions	469,764.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	717,132,725.66	717,132,725.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	718,435,185.30	718,435,185.30	Ending Certificate Balance	717,132,724.84
Ending Actual Collateral Balance	717,859,079.37	717,859,079.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.82)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.82)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	25,668,533.38	3.58%	75	5.3000	NAP	Defeased	1	25,668,533.38	3.58%	75	5.3000	NAP
5,000,000 or less	21	67,518,640.13	9.42%	75	5.4462	1.594058	1.30 or less	16	223,660,819.01	31.19%	78	5.1305	0.942321
5,000,001 to 10,000,000	18	138,943,120.43	19.37%	78	5.1998	1.837048	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	8	103,490,792.15	14.43%	78	5.2516	1.557555	1.41 to 1.50	9	39,515,894.45	5.51%	78	5.2658	1.458207
15,000,001 to 20,000,000	6	105,171,290.60	14.67%	68	5.3399	1.813774	1.51 to 1.60	10	83,574,296.55	11.65%	65	5.5679	1.571347
20,000,001 to 25,000,000	5	112,995,348.97	15.76%	79	5.0732	1.550628	1.61 to 1.70	3	25,633,626.85	3.57%	79	5.2711	1.659676
25,000,001 to 30,000,000	1	27,795,000.00	3.88%	79	5.0300	1.072500	1.71 to 1.80	2	29,771,738.31	4.15%	79	4.9899	1.797139
30,000,001 to 40,000,000	1	35,550,000.00	4.96%	78	4.6810	2.493400	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 or greater	2	100,000,000.00	13.94%	79	4.5285	1.932750	1.91 to 2.00	5	67,794,416.11	9.45%	79	5.3394	1.944965
Totals	63	717,132,725.66	100.00%	77	5.1087	1.734847	2.01 to 2.25	6	59,513,019.60	8.30%	78	4.8896	2.067985
							2.26 to 2.50	5	68,182,673.83	9.51%	78	4.8693	2.422080
							2.51 or greater	6	93,817,707.57	13.08%	79	4.6690	3.047769
							Totals	63	717,132,725.66	100.00%	77	5.1087	1.734847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	25,668,533.38	3.58%	75	5.3000	NAP	Totals	87	717,132,725.66	100.00%	77	5.1087	1.734847
Arizona	3	6,001,650.38	0.84%	79	4.5410	2.624000
									Property Type³
California	5	39,190,731.66	5.46%	78	5.1114	1.971216
Colorado	2	37,137,936.82	5.18%	78	4.6750	2.498984		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	8	79,541,803.77	11.09%	75	5.2420	1.873412		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	5	12,353,762.66	1.72%	79	5.0491	1.258959	Defeased	1	25,668,533.38	3.58%	75	5.3000	NAP
Illinois	5	50,935,548.34	7.10%	79	4.7805	2.876633	Industrial	6	31,221,971.35	4.35%	79	5.3221	2.135485
Indiana	4	14,396,134.33	2.01%	78	4.9214	2.293525	Lodging	11	101,584,833.72	14.17%	79	5.4490	1.581238
Kansas	1	6,600,000.00	0.92%	76	4.5700	1.499600	Mixed Use	5	95,643,555.49	13.34%	79	4.7566	1.392530
Maryland	1	11,000,000.00	1.53%	77	4.9980	1.929900	Multi-Family	4	29,457,733.10	4.11%	78	5.1061	1.553491
Michigan	5	44,428,807.29	6.20%	79	5.3651	0.905448	Office	38	222,586,239.70	31.04%	74	5.0802	1.988833
Minnesota	2	4,520,500.42	0.63%	79	4.7671	2.425104	Other	2	27,753,492.85	3.87%	79	5.2122	0.097278
Missouri	4	40,419,810.87	5.64%	79	5.2405	2.272457	Retail	15	156,942,901.57	21.88%	77	5.0781	1.901111
Montana	1	15,216,874.49	2.12%	79	5.6304	1.193600	Self Storage	5	26,273,464.49	3.66%	78	4.9528	2.090966
New Jersey	1	40,000,000.00	5.58%	79	5.3180	1.663400	Totals	87	717,132,725.66	100.00%	77	5.1087	1.734847
New York	15	145,279,291.88	20.26%	79	4.8562	1.401969
North Carolina	4	14,116,834.22	1.97%	78	4.9673	1.997378
Ohio	1	4,257,088.77	0.59%	77	5.2400	0.987500
Pennsylvania	1	975,268.32	0.14%	79	4.5410	2.624000
Tennessee	2	16,286,410.38	2.27%	76	5.3648	1.761975
Texas	10	50,324,801.16	7.02%	56	5.5818	1.574336
Utah	1	10,777,801.37	1.50%	79	4.8234	1.154000
Virginia	1	2,626,395.02	0.37%	79	6.0060	1.443800
Washington	2	36,366,139.81	5.07%	79	5.4242	0.878464
Wisconsin	2	8,710,600.31	1.21%	79	4.7989	2.459063

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,668,533.38	3.58%	75	5.3000	NAP	Defeased	1	25,668,533.38	3.58%	75	5.3000	NAP
	4.6000% or less	6	136,240,951.60	19.00%	79	4.5338	2.283604	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	4	84,989,836.21	11.85%	78	4.7040	2.229596	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	72,715,368.29	10.14%	78	4.9219	1.918124	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	7	98,056,890.84	13.67%	79	5.0735	1.403368	37 months to 48 months	62	691,464,192.28	96.42%	77	5.1016	1.737997
	5.2001% to 5.4000%	15	141,329,963.28	19.71%	79	5.3075	1.248107	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.4001% to 5.6000%	9	71,983,114.56	10.04%	78	5.4968	1.921922	Totals	63	717,132,725.66	100.00%	77	5.1087	1.734847
	5.6001% to 5.8000%	5	25,463,378.08	3.55%	79	5.6590	0.859748
	5.8001% or greater	8	60,684,689.42	8.46%	57	6.0121	1.440714
	Totals	63	717,132,725.66	100.00%	77	5.1087	1.734847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	25,668,533.38	3.58%	75	5.3000	NAP	Defeased	1	25,668,533.38	3.58%	75	5.3000	NAP
	115 months or less	62	691,464,192.28	96.42%	77	5.1016	1.737997	Interest Only	20	331,999,000.00	46.30%	75	4.9363	1.906613
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	9	61,045,326.24	8.51%	79	5.6481	0.912232
	Totals	63	717,132,725.66	100.00%	77	5.1087	1.734847	300 months to 350 months	33	298,419,866.04	41.61%	78	5.1739	1.719328
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	63	717,132,725.66	100.00%	77	5.1087	1.734847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	25,668,533.38	3.58%	75	5.3000	NAP				None
Underwriter's Information		6	52,436,341.36	7.31%	79	5.2245	1.643079
	12 months or less	53	622,299,424.64	86.78%	76	5.0850	1.752728
	13 months to 24 months	2	13,728,426.28	1.91%	78	5.3691	1.479719
	25 months or greater	1	3,000,000.00	0.42%	78	5.1800	1.523200
	Totals	63	717,132,725.66	100.00%	77	5.1087	1.734847
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303161225	Various New York		NY	Actual/360	4.516%	188,166.67	0.00	0.00	N/A	05/01/28	--	50,000,000.00	50,000,000.00	10/01/21
2	310481002	OF	Various	Various	Actual/360	4.541%	189,208.33	0.00	0.00	N/A	05/01/28	--	50,000,000.00	50,000,000.00	10/01/21
3	407004788	OF	Madison	NJ	Actual/360	5.318%	66,475.00	0.00	0.00	N/A	05/06/28	--	15,000,000.00	15,000,000.00	10/06/21
3A	407004789				Actual/360	5.318%	66,475.00	0.00	0.00	N/A	05/06/28	--	15,000,000.00	15,000,000.00	10/06/21
3B	407004790				Actual/360	5.318%	44,316.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	10/06/21
4	28002045	OF	Denver	CO	Actual/360	4.681%	138,674.62	0.00	0.00	N/A	04/06/28	--	35,550,000.00	35,550,000.00	10/06/21
5	310481005	OF	Various	NY	Actual/360	4.894%	81,563.33	0.00	0.00	N/A	05/06/28	--	20,000,000.00	20,000,000.00	10/06/21
5A	310481105				Actual/360	4.894%	40,781.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	10/06/21
6	407004786	MU	New York	NY	Actual/360	5.030%	116,507.38	0.00	0.00	N/A	05/06/28	--	27,795,000.00	27,795,000.00	10/06/21
7	300571811	IN	Malvern	PA	Actual/360	5.300%	113,530.13	36,402.13	0.00	N/A	01/26/28	01/06/28	25,704,935.51	25,668,533.38	10/06/21
8	310481008	OF	Oakland	CA	Actual/360	5.280%	36,982.49	9,835.86	0.00	N/A	04/06/28	--	8,405,111.32	8,395,275.46	10/06/21
8A	310481108				Actual/360	5.280%	36,982.49	9,835.86	0.00	N/A	04/06/28	--	8,405,111.32	8,395,275.46	10/06/21
8B	310481058				Actual/360	5.280%	19,913.65	5,296.23	0.00	N/A	04/06/28	--	4,525,829.18	4,520,532.95	10/06/21
8C	310481059				Actual/360	5.280%	19,913.65	5,296.23	0.00	N/A	04/06/28	--	4,525,829.18	4,520,532.95	10/06/21
9	310481009	RT	Marysville	WA	Actual/360	5.230%	107,340.31	35,084.30	0.00	N/A	05/01/28	--	24,628,750.77	24,593,666.47	10/01/21
10	310481010	RT	Ballwin	MO	Actual/360	5.070%	105,625.00	0.00	0.00	N/A	05/01/28	--	25,000,000.00	25,000,000.00	10/01/21
11	310481011	98	Detroit	MI	Actual/360	5.380%	100,465.64	45,200.41	0.00	N/A	05/01/28	--	22,408,693.26	22,363,492.85	11/01/20
12	303161226	RT	McHenry	IL	Actual/360	4.565%	79,887.50	0.00	0.00	N/A	05/01/28	--	21,000,000.00	21,000,000.00	10/01/21
13	28002067	LO	Carle Place	NY	Actual/360	5.075%	84,847.39	24,247.66	0.00	N/A	05/06/28	--	20,062,437.31	20,038,189.65	10/06/21
14	303161224	RT	Ormond Beach	FL	Actual/360	4.770%	79,500.00	0.00	0.00	N/A	05/01/28	--	20,000,000.00	20,000,000.00	10/01/21
15	310481015	OF	San Antonio	TX	Actual/360	6.215%	96,458.88	0.00	0.00	N/A	05/06/23	--	18,625,000.00	18,625,000.00	10/06/21
16	28002081	LO	Crystal River	FL	Actual/360	5.905%	78,533.69	30,012.46	0.00	N/A	05/06/28	--	15,959,428.57	15,929,416.11	10/06/21
17	310481017	OF	Billings	MT	Actual/360	5.630%	71,486.47	18,945.12	0.00	N/A	05/06/28	--	15,235,819.61	15,216,874.49	10/06/21
18	310481018	MU	Chicago	IL	Actual/360	4.730%	60,701.67	0.00	0.00	N/A	04/01/28	--	15,400,000.00	15,400,000.00	10/01/21
19	310481019	RT	Lakeland	FL	Actual/360	4.640%	54,364.47	19,940.01	0.00	N/A	01/01/28	--	14,059,776.22	14,039,836.21	10/01/21
20	310481020	RT	Sevierville	TN	Actual/360	5.525%	62,857.23	16,568.28	0.00	N/A	01/06/28	--	13,652,249.51	13,635,681.23	10/06/21
21	300571810	LO	Seatac	WA	Actual/360	5.830%	57,268.71	15,254.80	0.00	N/A	04/06/28	--	11,787,728.14	11,772,473.34	09/01/21
22	310481022	IN	Fraser	MI	Actual/360	5.534%	56,556.98	0.00	0.00	05/06/28	01/06/30	--	12,265,000.00	12,265,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	310481023	LO	Salt Lake City	UT	Actual/360	4.823%	43,387.51	16,454.17	0.00	N/A	05/06/28	--	10,794,255.54	10,777,801.37	10/06/21
24	310481024	MF	Hagerstown	MD	Actual/360	4.998%	45,815.00	0.00	0.00	N/A	03/06/28	--	11,000,000.00	11,000,000.00	10/06/21
25	310481025	RT	Chicago	IL	Actual/360	5.440%	44,359.54	13,453.56	0.00	N/A	05/01/28	--	9,785,191.87	9,771,738.31	10/01/21
26	310481026	RT	Houston	TX	Actual/360	5.170%	41,086.98	12,927.49	0.00	N/A	04/01/28	--	9,536,628.68	9,523,701.19	10/01/21
27	310481027	LO	Port St. Lucie	FL	Actual/360	5.310%	40,025.06	12,787.89	0.00	N/A	04/01/28	--	9,045,210.17	9,032,422.28	10/01/21
28	310481028	SS	Houston	TX	Actual/360	5.070%	38,447.50	0.00	0.00	N/A	05/01/28	--	9,100,000.00	9,100,000.00	10/01/21
29	310481029	LO	Lake Wales	FL	Actual/360	5.440%	38,949.84	11,812.88	0.00	N/A	05/01/28	--	8,591,875.90	8,580,063.02	10/01/21
30	310481030	MF	Hamburg	NY	Actual/360	5.490%	38,235.27	11,334.67	0.00	N/A	06/01/28	--	8,357,436.90	8,346,102.23	10/01/21
31	28202047	LO	Branson	MO	Actual/360	5.510%	31,099.84	9,257.74	0.00	N/A	04/06/28	--	6,773,104.05	6,763,846.31	10/06/21
32	310481032	MF	Kansas City	KS	Actual/360	4.570%	25,135.00	0.00	0.00	N/A	02/01/28	--	6,600,000.00	6,600,000.00	10/01/21
33	28002066	IN	Livonia	MI	Actual/360	4.950%	25,871.42	7,756.09	0.00	N/A	05/06/28	--	6,271,858.52	6,264,102.43	10/06/21
34	303161223	IN	Indianapolis	IN	Actual/360	4.550%	23,315.61	8,219.63	0.00	N/A	04/01/28	--	6,149,171.23	6,140,951.60	10/01/21
35	310481035	SS	Rolesville	NC	Actual/360	5.000%	25,066.15	7,411.56	0.00	N/A	04/01/28	--	6,015,876.05	6,008,464.49	10/01/21
36	310481036	LO	Duluth	GA	Actual/360	5.708%	25,627.58	10,401.98	0.00	N/A	05/06/28	--	5,387,245.94	5,376,843.96	09/06/21
37	310481037	SS	Shirley	NY	Actual/360	4.954%	22,705.83	0.00	0.00	N/A	04/06/28	--	5,500,000.00	5,500,000.00	10/06/21
38	28202048	LO	Branson	MO	Actual/360	5.510%	23,653.40	7,041.10	0.00	N/A	04/06/28	--	5,151,374.79	5,144,333.69	10/06/21
39	28002060	RT	Parkland	FL	Actual/360	5.400%	20,612.78	6,340.70	0.00	N/A	05/06/28	--	4,580,617.54	4,574,276.84	10/06/21
40	300571807	LO	Midland	TX	Actual/360	5.820%	20,432.05	8,068.40	0.00	N/A	04/06/28	--	4,212,793.49	4,204,725.09	09/06/21
41	310481041	OF	Hudson	OH	Actual/360	5.240%	18,612.79	5,381.14	0.00	N/A	03/01/28	--	4,262,469.91	4,257,088.77	10/01/21
42	310481042	MU	Asheville	NC	Actual/360	5.310%	18,778.91	5,264.88	0.00	N/A	04/01/28	--	4,243,820.37	4,238,555.49	10/01/21
43	303161227	LO	Encinitas	CA	Actual/360	5.485%	18,158.19	7,902.47	0.00	N/A	05/01/28	--	3,972,621.37	3,964,718.90	10/01/21
44	407004784	RT	Fort Myers	FL	Actual/360	5.400%	17,054.59	5,277.49	0.00	N/A	04/06/28	--	3,789,909.24	3,784,631.75	10/06/21
45	310481045	RT	Tampa	FL	Actual/360	6.268%	18,832.63	4,323.82	0.00	N/A	04/06/23	--	3,605,481.38	3,601,157.56	10/06/21
46	407004794	MF	St. Louis	MO	Actual/360	5.540%	16,233.97	4,753.11	0.00	N/A	05/06/28	--	3,516,383.98	3,511,630.87	10/06/21
47	310481047	MU	New York	NY	Actual/360	5.090%	15,270.00	0.00	0.00	N/A	04/01/28	--	3,600,000.00	3,600,000.00	10/01/21
48	310481048	OF	Houston	TX	Actual/360	5.690%	14,745.43	4,096.99	0.00	N/A	05/01/28	--	3,109,756.62	3,105,659.63	10/01/21
49	310481049	SS	Austin	TX	Actual/360	5.000%	13,187.50	0.00	0.00	N/A	04/01/28	--	3,165,000.00	3,165,000.00	10/01/21
50	310481050	RT	Goshen	IN	Actual/360	5.180%	12,950.00	0.00	0.00	N/A	04/01/28	--	3,000,000.00	3,000,000.00	11/01/19

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
51	310481051	RT	Pontiac	MI	Actual/360	5.330%	11,813.11	5,400.23	0.00	N/A	05/06/28	--	2,659,612.24	2,654,212.01	10/06/21
52	28002073	IN	Abingdon	VA	Actual/360	6.006%	13,169.54	4,881.17	0.00	N/A	05/06/28	--	2,631,276.19	2,626,395.02	10/06/21
53	28002071	IN	Indianapolis	IN	Actual/360	6.006%	11,993.69	4,445.35	0.00	N/A	05/06/28	--	2,396,340.80	2,391,895.45	10/06/21
54	310481054	SS	Yucaipa	CA	Actual/360	4.350%	9,062.50	0.00	0.00	N/A	02/01/28	--	2,500,000.00	2,500,000.00	10/01/21
55	28002072	IN	New Berlin	WI	Actual/360	6.006%	7,690.07	2,850.26	0.00	N/A	05/06/28	--	1,536,477.11	1,533,626.85	10/06/21
56	28002078	RT	Gladwin	MI	Actual/360	5.700%	4,189.50	0.00	0.00	05/06/28	05/06/33	--	882,000.00	882,000.00	10/06/21
57	28002077	RT	Foley	MN	Actual/360	5.700%	4,189.50	0.00	0.00	05/06/28	05/06/33	--	882,000.00	882,000.00	10/06/21
Totals							3,055,143.30	469,764.12	0.00				717,602,489.78	717,132,725.66
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,551,700.28	1,427,437.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,079,335.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,833,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,978,025.00	4,068,402.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,854,350.64	2,938,038.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,546,225.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	6,578,325.00	2,926,811.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,125,350.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,171,034.85	1,327,490.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	966,390.00	(64,463.61)	01/01/21	03/31/21	04/12/21	0.00	0.00	145,225.35	1,599,965.41	0.00	0.00
12	3,458,123.00	2,027,030.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,037,264.65	1,352,739.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,582,714.63	1,354,147.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,730,828.23	942,955.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	3,053,786.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,583,532.07	702,764.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,795,915.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,910,176.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,525,073.71	812,017.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	288,082.35	104,782.67	01/01/21	03/31/21	07/12/21	730,289.92	32,159.21	1,200,312.43	1,200,312.43	170,338.21	0.00
22	1,417,153.95	723,576.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	696,396.29	934,169.29	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,102,743.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	927,229.94	635,114.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	661,677.00	413,614.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
27	850,640.00	453,995.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	778,881.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	669,479.52	1,038,075.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	729,396.70	177,003.19	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	1,578,024.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	512,619.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	854,283.70	428,195.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	992,752.00	520,031.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	680,108.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	(37,367.32)	01/01/21	03/31/21	07/12/21	836,874.93	0.00	36,018.34	36,018.34	645.22	0.00
37	604,246.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	2,545,989.00	2,181,346.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	463,134.45	131,213.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	879,010.00	0.00	--	--	--	0.00	0.00	28,491.67	28,491.67	0.00	0.00
41	425,390.68	167,591.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	357,153.65	171,940.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	442,229.56	684,288.26	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	402,566.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	356,911.33	160,047.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	381,649.00	194,104.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	241,225.82	88,683.47	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	448,523.17	162,464.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	237,326.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	242,500.00	0.00	--	--	10/12/21	0.00	19,813.54	12,891.00	268,775.04	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	295,124.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	345,189.05	172,595.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	365,205.00	182,602.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	460,012.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	237,389.07	118,695.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	82,442.24	41,221.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	82,692.50	41,346.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	91,365,522.22	34,336,507.05				1,567,164.85	51,972.75	1,422,938.79	3,133,562.89	170,983.43	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	25,363,492.85	0	0.00	0	0.00	1	5,376,843.96	0	0.00	0	0.00	5.108746%	5.068867%	77
09/17/21	0	0.00	0	0.00	4	42,583,667.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.108917%	5.069021%	78
08/17/21	0	0.00	0	0.00	4	42,648,106.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.109070%	5.069158%	79
07/16/21	0	0.00	0	0.00	4	42,712,239.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.109222%	5.069294%	80
06/17/21	0	0.00	0	0.00	4	42,782,183.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.109390%	5.069445%	81
05/17/21	1	3,620,691.31	0	0.00	4	42,845,682.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.109540%	5.069579%	82
04/16/21	1	4,250,539.52	0	0.00	4	42,915,014.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.109710%	5.069731%	83
03/17/21	1	9,115,491.85	0	0.00	4	42,977,885.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.109861%	5.069864%	84
02/18/21	0	0.00	1	22,713,061.05	3	20,345,863.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.110065%	5.066262%	85
01/15/21	3	30,664,733.96	1	10,919,301.91	3	20,367,797.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.110214%	5.066390%	86
12/17/20	1	3,640,954.31	1	10,933,730.52	3	20,389,622.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.110362%	5.066517%	87
11/18/20	2	14,594,631.78	0	0.00	3	20,414,127.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.110527%	5.074571%	88
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	310481011	11/01/20	10	6	145,225.35	1,599,965.41	183,717.18	22,836,667.06	12/10/20	1
21	300571810	09/01/21	0	B	1,200,312.43	1,200,312.43	170,338.21	12,007,182.45	06/29/20	9
36	310481036	09/06/21	0	B	36,018.34	36,018.34	78,919.00	5,387,245.94	04/03/20	9
40	300571807	09/06/21	0	B	28,491.67	28,491.67	0.00	4,212,793.49
50	310481050	11/01/19	22	6	12,891.00	268,775.04	142,300.45	3,000,000.00	02/26/20	2
Totals					1,422,938.79	3,133,562.89	575,274.84	47,443,888.94
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		22,226,158	22,226,158		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		694,906,568	669,543,075	25,363,493		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	717,132,726	691,769,233	0	0	25,363,493	0
Sep-21	717,602,490	675,018,822	0	0	42,583,667	0
Aug-21	718,021,872	675,373,765	0	0	42,648,106	0
Jul-21	718,439,323	675,727,083	0	0	42,712,240	0
Jun-21	718,903,266	676,121,082	0	0	42,782,184	0
May-21	719,316,660	672,850,286	3,620,691	0	42,845,683	0
Apr-21	719,745,308	672,579,754	4,250,540	0	42,915,015	0
Mar-21	720,087,736	667,994,359	9,115,492	0	42,977,885	0
Feb-21	720,547,240	677,488,315	0	22,713,061	20,345,864	0
Jan-21	720,885,936	658,934,103	30,664,734	10,919,302	20,367,798	0
Dec-20	721,223,057	686,258,750	3,640,954	10,933,731	20,389,623	0
Nov-20	721,598,324	686,589,565	14,594,632	0	20,414,128	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	310481011	22,363,492.85	22,836,667.06	35,750,000.00	03/19/21	(78,038.61)	(0.17850)	03/31/21	05/01/28	258
21	300571810	11,772,473.34	12,007,182.45	13,000,000.00	06/28/21	68,226.67	0.31350	03/31/21	04/06/28	317
27	310481027	9,032,422.28	9,032,422.28	16,600,000.00	01/01/18	412,201.50	2.60160	03/31/21	04/01/28	317
36	310481036	5,376,843.96	5,387,245.94	5,800,000.00	06/15/21	(55,377.32)	(0.51230)	03/31/21	05/06/28	258
50	310481050	3,000,000.00	3,000,000.00	4,550,000.00	08/18/21	240,000.00	1.52320	12/31/18	04/01/28	I/O
Totals		51,545,232.43	52,263,517.73	75,700,000.00		587,012.24

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	310481011	98	MI	12/10/20	1
	Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Special Servicer is working with Counsel and Borrower to document a forbearance agreement.

21	300571810	LO	WA	06/29/20	9

The Loan transferred for Monetary Default as a result of the Covid-19 pandemic. The collateral is an airport hotel that has been impacted by COVID 19. Borrower agreed to bring the loan current. Reinstatement agreement executed 9.24.2021

27	310481027	LO	FL	04/03/20	13

Loan transferred for Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. Borrower has requested the loan be returned to the master servicer. Upon compliance with all required matters, including setting up cash

	management, the special servicer will work with counsel on returning the loan to the master servicer.

36	310481036	LO	GA	04/03/20	9
	The loan remains in payment default and is currently due for the May 2020 payment date. Borrower agreed to bring the loan current as of Sept 2021.

50	310481050	RT	IN	02/26/20	2
	Foreclosure litigation is ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	28002067	20,150,000.00	5.07500%	20,150,000.00 5.07500%		10	08/26/20	10/01/20	10/13/20
36	310481036	0.00	5.70800%	0.00	5.70800%	10	09/06/21	09/07/21	--
Totals		20,150,000.00		20,150,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	5,000.00	0.00	0.00	(89,939.34)	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	73.57	0.00	0.00	0.00
50	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,000.00	0.00	0.00	(89,939.34)	0.00	0.00	73.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(64,865.77)

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C10 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investorsshould refer to the Certificate Administrator's website for all such information.

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